Property, Plant and Equipment - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 8,210	€ 9,015	€ 11,648
Impairment loss	97	196
Increase	(939)	(2,302)
Disposals, property, plant and equipment	144	(394)
Translation adjustments	(3)	(11)
Reclassification	(7)	74
Additions
Disclosure of detailed information about property, plant and equipment [line items]
Right of use asset	743
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(552)	(699)	(2,172)
Increase	0	0
Disposals, property, plant and equipment	147	1,473
Translation adjustments	0	0
Reclassification	0	0
Gross
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	20,794	20,017	24,911
Increase	1,014	487
Disposals, property, plant and equipment	(230)	(5,454)
Translation adjustments	0	0
Reclassification	(7)	74
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(12,032)	(10,304)	(11,090)
Increase	(1,953)	(2,789)
Disposals, property, plant and equipment	227	3,587
Translation adjustments	(3)	(11)
Reclassification	0	0
Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use asset	1,502	1,369
Depreciation	(1,475)	(1,255)
Impairment loss	59	87
Scientific Equipment [Member] | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(59)	(87)	(866)
Increase	0	0
Disposals, property, plant and equipment	28	779
Translation adjustments	0	0
Reclassification	0	0
Scientific Equipment [Member] | Gross
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,467	6,320	9,080
Increase	228	71
Disposals, property, plant and equipment	(82)	(2,831)
Translation adjustments	0	0
Reclassification	0	0
Scientific Equipment [Member] | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,481)	(4,868)	(5,952)
Increase	(697)	(1,061)
Disposals, property, plant and equipment	79	2,145
Translation adjustments	4	0
Reclassification	0	0
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	24	93
Fixtures and fittings [member] | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(24)	(93)	(93)
Increase	0	0
Disposals, property, plant and equipment	69	0
Translation adjustments	0	0
Reclassification	0	0
Fixtures and fittings [member] | Gross
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,537	1,474	1,703
Increase	61	(4)
Disposals, property, plant and equipment	0	(234)
Translation adjustments	0	0
Reclassification	2	9
Fixtures and fittings [member] | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(985)	(888)	(982)
Increase	(95)	(91)
Disposals, property, plant and equipment	0	190
Translation adjustments	(2)	(5)
Reclassification	0	0
Furniture and IT Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	13	15
Building on Non-Freehold Land
Disclosure of detailed information about property, plant and equipment [line items]
Right of use asset	10,665	10,056
Depreciation	(3,839)	(2,831)
Buildings On Non Freehold Land [Member] | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(455)	(503)	(1,182)
Increase	0	0
Disposals, property, plant and equipment	48	679
Translation adjustments	0	0
Reclassification	0	0
Buildings On Non Freehold Land [Member] | Gross
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,921	10,311	12,167
Increase	610	0
Disposals, property, plant and equipment	0	(1,912)
Translation adjustments	0	0
Reclassification	0	56
Buildings On Non Freehold Land [Member] | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,934)	(2,900)	(2,603)
Increase	(1,033)	(1,417)
Disposals, property, plant and equipment	0	1,120
Translation adjustments	0	0
Reclassification	0	0
Vehicles [member] | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	0
Increase	0	0
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	0	0
Vehicles [member] | Gross
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	91	91	99
Increase	0	60
Disposals, property, plant and equipment	0	(67)
Translation adjustments	0	0
Reclassification	0	0
Vehicles [member] | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(43)	(31)	(85)
Increase	(12)	(13)
Disposals, property, plant and equipment	0	67
Translation adjustments	0	0
Reclassification	0	0
Computer equipment [member] | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(10)	(12)	(27)
Increase	0	0
Disposals, property, plant and equipment	2	15
Translation adjustments	0	0
Reclassification	0	0
Computer equipment [member] | Gross
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,500	1,542	1,534
Increase	98	30
Disposals, property, plant and equipment	(149)	(18)
Translation adjustments	0	0
Reclassification	8	(4)
Computer equipment [member] | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,365)	(1,403)	(1,217)
Increase	(105)	(195)
Disposals, property, plant and equipment	148	14
Translation adjustments	(5)	(6)
Reclassification	0	0
Furniture [Member] | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3)	(3)	(3)
Increase	0	0
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	0	0
Furniture [Member] | Gross
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	279	279	329
Increase	0	0
Disposals, property, plant and equipment	0	(50)
Translation adjustments	0	0
Reclassification	0	0
Furniture [Member] | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(223)	(213)	(251)
Increase	(10)	(12)
Disposals, property, plant and equipment	0	50
Translation adjustments	0	0
Reclassification	0	0
Construction in progress [member] | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	0
Increase	0	0
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	0	0
Construction in progress [member] | Gross
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	0
Increase	16	330
Disposals, property, plant and equipment	0	(342)
Translation adjustments	0	0
Reclassification	(16)	12
Construction in progress [member] | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	€ 0
Increase	0	0
Disposals, property, plant and equipment	0	0
Translation adjustments	0	0
Reclassification	0	0
Assets under finance lease contracts | Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27	114
Owned equipment | Scientific Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	€ 31	€ 25